Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets
Common stock, par value
Common stock, Authorized	6,192,920,900	6,192,920,900
Common stock, Issued	1,448,659,067	1,574,120,900
Treasury stock, shares	125,524,000	250,923,665